Compensation Plans (Real Estate And Other Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Plan Assets, End of Year	$ 309	$ 275
Level 3 [Member]
Fair Value of Plan Assets, End of Year	13	12
Real Estate And Other [Member]
Fair Value of Plan Assets, End of Year	14	14
Real Estate And Other [Member] | Level 3 [Member]
Fair Value of Plan Assets, Beginning of Year	12	12
Purchases
Settlements
Return On Plan Assets Relating To Assets Sold During the reporting period
Return On Plan Assets Relating to Assets Still Held at the reporting date	1
Fair Value of Plan Assets, End of Year	$ 13	$ 12